Long-Term Debt, $4.5 Million Term Loan Facility (Details) - $4.5 Million Term Loan Facility [Member]	12 Months Ended
	Dec. 31, 2021 USD ($) Installment	Jan. 23, 2020 USD ($)
Long-Term Debt [Abstract]
Face amount	$ 4,500,000	$ 4,500,000
Number of payment installments | Installment	20
Frequency of periodic payment	quarterly
Installment payment	$ 150,000
Balloon installment payable at maturity	$ 1,500,000